As filed with the Securities and Exchange Commission on September 26, 2006

Registration Nos. 333-116057 and 811-21587

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment	[ ]
Post-Effective Amendment No. 23	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[ X ]
Amendment No. 24	[ X ]

OLD MUTUAL ADVISOR FUNDS
(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, 6th Floor, Denver, Colorado 80237
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (720) 200-7600

David J. Bullock
Old Mutual Capital, Inc.
4643 South Ulster Street, 6th Floor, Denver, Colorado 80237
(Name and Address of Agent For Service)

Copies to:

Jay G. Baris, Esq.	and to	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP		Old Mutual Capital, Inc.
1177 Avenue of the Americas		4643 South Ulster Street, 6th Floor
New York, NY 10036		Denver, CO 80237
(212) 715-9100		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

[	]	immediately upon filing pursuant to paragraph (b)
[ X ]	on October 26, 2006 pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on [date] pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on [date] pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 14, 2006 (“PEA No. 21”), to October 26, 2006.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 14, 2006, Edgar Accession No. 0001292278-06-000041.

Statement of Additional Information – incorporated herein by reference to PEA No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 14, 2006, Edgar Accession No. 0001292278-06-000041.

Part C – incorporated herein by reference to PEA No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 14, 2006, Edgar Accession No. 0001292278-06-000041.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver in the State of Colorado on this 26th day of September, 2006.

OLD MUTUAL ADVISOR FUNDS
Registrant

By:	/s/ David J. Bullock
David J. Bullock
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ David J. Bullock		President and Trustee	September 26, 2006
David J. Bullock

/s/ Mark E. Black		Chief Financial Officer	September 26, 2006
Mark E. Black

/s/ John R. Bartholdson	*
John R. Bartholdson		Trustee	September 26, 2006

/s/ Robert M. Hamje	*
Robert M. Hamje		Trustee	September 26, 2006

/s/ Jarrett B. Kling	*
Jarrett B. Kling		Trustee	September 26, 2006

/s/ L. Kent Moore	*
L. Kent Moore		Trustee	September 26, 2006

*By:	/s/ David J. Bullock
David J. Bullock
Attorney-in-Fact